Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Balance, at the beginning of the year	€ 8,376
Reclass from (to) right-of-use assets	1,992
Balance, at the end of the year	16,590	€ 8,376
Buildings
Property, plant and equipment
Balance, at the beginning of the year	2,862
Balance, at the end of the year	2,773	2,862
Plant
Property, plant and equipment
Balance, at the beginning of the year	3,575
Balance, at the end of the year	5,869	3,575
Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	1,939
Balance, at the end of the year	7,948	1,939
Gross carrying amount
Property, plant and equipment
Balance, at the beginning of the year	17,696	47,907
Reclass from (to) right-of-use assets	3,099	(6,335)
Additions	9,890	296
Disposal	(612)	(23,786)
Reclass to intangible assets		(386)
Balance, at the end of the year	30,073	17,696
Gross carrying amount | Land
Property, plant and equipment
Balance, at the beginning of the year		2,149
Disposal		(2,149)
Gross carrying amount | Buildings
Property, plant and equipment
Balance, at the beginning of the year	3,254	24,891
Additions	105
Disposal		(21,637)
Balance, at the end of the year	3,359	3,254
Gross carrying amount | Plant
Property, plant and equipment
Balance, at the beginning of the year	9,730	16,011
Reclass from (to) right-of-use assets	3,099	(6,303)
Additions	1,295	22
Balance, at the end of the year	14,124	9,730
Gross carrying amount | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	4,712	4,856
Reclass from (to) right-of-use assets		(32)
Additions	8,490	274
Disposal	(612)
Reclass to intangible assets		(386)
Balance, at the end of the year	12,590	4,712
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Balance, at the beginning of the year	(9,320)	(8,792)
Reclass from (to) right-of-use assets	(1,107)	971
Disposal	44	957
Depreciation	3,100	2,456
Balance, at the end of the year	(13,483)	(9,320)
Accumulated depreciation, amortization and impairment | Buildings
Property, plant and equipment
Balance, at the beginning of the year	(392)	(612)
Disposal		957
Depreciation	194	737
Balance, at the end of the year	(586)	(392)
Accumulated depreciation, amortization and impairment | Plant
Property, plant and equipment
Balance, at the beginning of the year	(6,155)	(6,178)
Reclass from (to) right-of-use assets	(1,107)	963
Depreciation	993	940
Balance, at the end of the year	(8,255)	(6,155)
Accumulated depreciation, amortization and impairment | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	(2,773)	(2,002)
Reclass from (to) right-of-use assets		8
Disposal	44
Depreciation	1,913	779
Balance, at the end of the year	€ (4,642)	(2,773)
IFRS 16
Property, plant and equipment
Reclass from (to) right-of-use assets		€ 5,364